DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.1%
918,464	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(b)	09/14/2022	931,541

Total Asset Backed Obligations (Cost $918,286)					931,541

Collateralized Loan Obligations - 0.2%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.58	% (b)	10/20/2030	977,871
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	7.27	% (b)	07/15/2029	995,555
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	6.78	% (b)	07/20/2029	486,217

Total Collateralized Loan Obligations (Cost $2,480,000)					2,459,643

Non-Agency Commercial Mortgage Backed Obligations - 0.5%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(b)	05/15/2035	356,107
208,705	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(b)(j)	06/05/2030	166,686
730,761	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.06	% (b)	03/15/2037	730,386
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(b)	02/10/2048	216,184
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (b)	02/10/2049	111,204
194,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.70	% (a)	08/10/2047	200,300
65,445	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (b)	07/25/2023	66,089
81,097	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	71,092
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.85%, 2.60% Floor)	2.95	% (b)	07/05/2033	350,333
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	356,910
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(b)	07/05/2033	351,486
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.50	% (a)	10/15/2047	254,983
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	361,165
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.71	% (b)	11/15/2034	554,253
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	3.58	% (b)	11/11/2034	400,748

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,560,237)					4,547,926

Non-Agency Residential Collateralized Mortgage Obligations - 92.9%
4,294,696	Adjustable Rate Mortgage Trust, Series 2005-10-5A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.00% Cap)	0.61%		01/25/2036	4,170,161
2,334,881	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	2,064,382
3,733,882	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	2,922,894
3,283,365	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.65%		01/25/2036	1,900,813

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,283,365	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.85	% (c)(e)	01/25/2036	511,082
6,853,618	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	4,937,783
12,399,424	Alternative Loan Trust, Series 2007-16CB-3A1	6.75%		08/25/2037	4,736,356
5,169,782	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		06/25/2047	4,585,735
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53	% (b)	07/17/2037	1,749,916
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46	% (b)	11/17/2037	5,868,283
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86	% (b)	11/17/2037	7,556,539
2,500,832	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30	% (a)(b)	07/26/2049	2,515,415
4,500,000	Angel Oak Mortgage Trust LLC, Series 2021-5-M1	2.39	% (a)(b)	07/25/2066	4,443,183
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20	% (a)(b)	10/25/2048	7,695,570
9,500,000	Asset Backed Pass-Through Certificates, Series 2005-R4-M6 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	1.11%		07/25/2035	9,391,268
5,431,941	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36%		01/15/2033	5,636,272
1,400,947	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	1,337,829
1,092,381	Banc of America Funding Corporation, Series 2007-1-TA8	6.35%		01/25/2037	1,100,803
3,852,053	Banc of America Funding Corporation, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34	% (b)	06/26/2036	3,790,486
1,426,786	Banc of America Mortgage Securities Trust, Series 2006-3-1A10	6.00%		10/25/2036	1,399,535
12,382,859	BCAP LLC Trust, Series 2012-RR4-6A2	2.62	% (a)(b)	11/26/2035	6,869,647
5,139,017	BCAP LLC Trust, Series 2013-RR2-6A2	3.03	% (a)(b)	06/26/2037	4,478,815
2,874,174	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	2.90	% (a)	07/25/2036	2,775,898
3,031,646	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	2.91	% (a)	01/25/2036	2,971,571
1,953,090	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	2.91	% (a)	07/25/2036	1,608,874
1,775,462	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75%		12/25/2036	1,777,843
7,919,255	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		10/25/2036	10,842,256
967,360	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	0.56%		04/25/2036	1,613,940
11,263,936	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (b)(h)	04/01/2069	11,216,560
10,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (b)(h)	03/28/2029	10,041,478
7,047,029	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.24%		12/25/2036	6,875,568
1,786,347	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	1,144,990
3,914,996	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,454,429
340,210	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	221,114
2,134,917	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.55	% (c)(e)	09/25/2036	411,079
2,134,917	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	0.70%		09/25/2036	707,324
5,607,282	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	3,821,993
4,008,557	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	2.87	% (a)	03/25/2037	3,809,663
1,187,357	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	1,207,997
859,900	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	878,085
413,522	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.00	% (a)	08/25/2047	404,749

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.10%		07/25/2037	8,413,254
1,262,215	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	2.91	% (a)(b)	04/25/2036	942,262
3,568,867	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(b)	02/27/2062	3,575,726
4,382,945	Citigroup Mortgage Loan Trust, Series 2009-10-2A2	7.00	% (a)(b)	12/25/2035	3,942,920
10,614,579	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (b)	10/25/2058	10,359,064
17,642,414	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (b)(h)	11/25/2070	17,670,543
10,813,106	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(b)	08/25/2064	10,667,550
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(b)	08/25/2064	1,009,030
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(b)	08/25/2064	870,410
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(b)	08/25/2064	714,329
1,949,049	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	8.02	% (a)(b)	08/25/2064	1,937,362
4,920,699	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		05/25/2036	4,297,345
5,418,871	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (c)(e)	05/25/2036	734,977
8,020,550	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	0.60%		05/25/2037	6,723,769
8,020,550	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (c)(e)	05/25/2037	1,127,928
2,305,803	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	2,389,839
1,571,370	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	1,628,711
2,265,636	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	2,225,588
463,682	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	479,384
958,712	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	822,540
1,284,801	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,172,982
2,614,762	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	2,347,067
196,264	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	203,138
1,269,107	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	949,478
2,754,850	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	2,047,163
1,051,617	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	763,862
3,175,588	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	2,264,821
1,953,118	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,388,427
1,043,491	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	709,394
1,179,259	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	951,673
3,247,443	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	2,620,716
1,065,488	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	776,739
831,500	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	599,917
18,340,274	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		06/25/2047	17,777,383
8,586,430	Countrywide Asset Backed Certificates, Series 2006-25-M1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		06/25/2047	8,550,412
92,115	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	58,943
566,764	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	351,745
1,302,901	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	908,128
1,683,846	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	1,138,328
6,743,718	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	5,494,096
482,361	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	305,396

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
341,304	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	212,752
1,199,685	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,215,658
800,573	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	342,338
820,283	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	580,822
583,495	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00	% (b)(j)	07/25/2037	503,835
2,631,939	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50	% (b)	12/26/2035	1,966,210
1,025,354	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75	% (b)	02/27/2037	1,057,929
2,714,298	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	2,704,050
4,067,651	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	3,318,031
3,800,000	CSMC Trust, Series 2020-AFC1-M1	2.84	% (a)(b)	02/25/2050	3,811,096
14,145,004	CSMC Trust, Series 2020-RPL1-PT1	3.39	% (a)(b)	10/25/2069	14,058,677
4,268,491	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(b)	11/25/2061	4,244,299
1,989,420	CWALT, Inc., Series 2004-27CB-A6	5.50%		12/25/2034	1,977,647
884,697	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	2.89	% (a)(b)	09/26/2036	850,358
699,971	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	695,734
254,848	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (a)	10/25/2036	256,646
4,735,000	Ellington Financial Mortgage Trust, Series 2019-2-B1	4.07	% (a)(b)	11/25/2059	4,803,887
638,269	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	443,395
1,857,431	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	1,019,690
2,135,904	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,341,971
140,329	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	93,149
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64	% (b)	08/17/2037	3,045,969
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (b)	10/19/2037	9,264,351
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (b)	10/19/2037	9,472,264
10,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(b)	07/25/2026	9,940,138
2,150,000	FWD, Series 2019-INV1-M1	3.48	% (a)(b)	06/25/2049	2,162,609
5,298,502	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	1.48%		10/25/2045	4,475,722
8,796,614	GSAMP Trust, Series 2007-NC1-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.23%		12/25/2046	5,885,612
308,423	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	203,954
1,795,267	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.45	% (c)(e)	10/25/2036	443,553
1,795,267	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		10/25/2036	803,878
915,692	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	758,720
1,865,429	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	1,327,458
5,756,681	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	0.52%		02/19/2046	5,364,230
4,292,956	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.10%		10/25/2037	4,183,386
2,758,706	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.75	% (b)	05/25/2029	2,759,410
3,748,703	Home Partners of America Trust, Series 2019-2-C	3.02	% (b)	10/19/2039	3,709,914
3,988,980	Home Partners of America Trust, Series 2019-2-D	3.12	% (b)	10/19/2039	3,878,275

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,508,669	Home Partners of America Trust, Series 2019-2-E	3.32	% (b)	10/19/2039	7,340,318
2,160,596	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,493,759
3,843,181	IndyMac IMSC Mortgage Loan Trust, Series 2007-AR1-3A1	3.04	% (a)	06/25/2037	3,384,001
2,793,887	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	2,793,155
2,570,237	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00	% (a)(b)	11/25/2036	1,975,120
375,810	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	270,836
1,513,647	JP Morgan Mortgage Trust, Series 2006-A5-3A2	2.83	% (a)	08/25/2036	1,372,476
2,038,150	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	1,212,990
1,002,233	Lavender Trust, Series 2010-R11A-A4	6.25	% (a)(b)	10/26/2036	584,531
3,358,000	Legacy Mortgage Asset Trust, Series 2019-GS2-A2	4.25	% (b)(h)	01/25/2059	3,360,816
4,000,000	Legacy Mortgage Asset Trust, Series 2019-GS3-A2	4.25	% (b)(h)	04/25/2059	4,006,878
5,000,000	Legacy Mortgage Asset Trust, Series 2019-GS4-A2	4.25	% (b)(h)	05/25/2059	5,004,431
12,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45	% (b)(h)	06/25/2059	12,541,595
11,200,000	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	4.50	% (b)(h)	11/25/2059	11,236,196
13,911,024	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	4.30	% (b)	06/25/2058	14,290,183
5,000,000	Legacy Mortgage Asset Trust, Series 2020-SL1-M	3.25	% (a)(b)	01/25/2060	4,985,117
1,619,436	Lehman Mortgage Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30	% (b)	06/25/2037	1,349,569
6,316,177	Lehman Mortgage Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.33	% (b)	06/25/2037	5,282,241
2,017,726	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		08/25/2046	1,956,534
26,383,101	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.20%		07/25/2047	21,573,409
2,510,839	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87	% (b)	07/25/2024	2,522,648
3,000,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	09/25/2026	2,959,996
7,184,989	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.68%		03/25/2046	3,546,116
4,889,993	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-3A2	2.53	% (a)	07/25/2035	2,408,023
1,148,363	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	1,189,032
17,239,353	Mastr Asset Backed Securities Trust, Series 2006-WMC3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		08/25/2036	8,509,788
1,426,588	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	800,443
1,051,531	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	625,517
4,600,000	MFT Trust, Series 2021-NQM2-M1	2.37	% (a)(b)	11/25/2064	4,547,955
4,310,606	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	3,354,030
720,586	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	426,465
19,737,037	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.71	% (a)(b)	01/26/2051	20,280,862
4,428,374	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.28%		05/25/2036	4,353,137
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74	% (a)(b)	09/25/2059	2,310,724
4,500,000	NLT Trust, Series 2021-INV2-B1	3.32	% (a)(b)	08/25/2056	4,419,779
3,353,130	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (a)	01/25/2036	1,392,501
945,542	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00	% (i)	03/25/2047	951,761
12,000,000	Oaktown Ltd., Series 2018-1A-M2 (1 Month LIBOR USD + 2.85%)	2.95	% (b)	07/25/2028	12,063,542
7,342,465	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		07/25/2036	3,470,629

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,474,693	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.85	% (b)	05/27/2023	7,414,325
3,993,453	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (b)	10/27/2022	3,998,603
2,416,956	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.00	% (b)	02/27/2024	2,451,844
10,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (b)	03/25/2026	10,037,714
4,200,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.44	% (b)	04/25/2023	4,196,619
679,613	Popular ABS Mortgage Pass-Through Trust, Series 2005-6-A4	3.42	% (i)	01/25/2036	678,313
455,884	PR Mortgage Loan Trust, Series 2014-1-APT	5.87	% (a)(b)	10/25/2049	451,172
8,718,941	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (b)(h)	02/25/2061	8,618,840
4,327,660	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (b)(h)	07/25/2051	4,293,876
4,907,535	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (b)(h)	09/25/2051	4,821,868
2,685,547	PRPM LLC, Series 2020-4-A1	2.95	% (b)(h)	10/25/2025	2,681,497
8,723,036	PRPM LLC, Series 2021-10-A1	2.49	% (b)(h)	10/25/2026	8,723,310
9,800,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	9,656,204
5,839,736	PRPM LLC, Series 2021-6-A1	1.79	% (b)(h)	07/25/2026	5,792,563
5,987,000	PRPM LLC, Series 2021-6-A2	3.47	% (b)(h)	07/25/2026	5,918,349
3,965,507	PRPM LLC, Series 2021-7-A1	1.87	% (b)(h)	08/25/2026	3,927,082
2,648,881	RALI Trust, Series 2006-QS3-1A14	6.00%		03/25/2036	2,614,149
581,072	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	584,993
15,528,512	Renaissance Home Equity Loan Trust, Series 2006-2-AF2	5.76	% (i)	08/25/2036	8,916,000
9,050,674	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (i)	11/25/2036	4,687,938
1,545,533	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	1,523,569
1,173,373	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,152,100
412,873	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	265,789
2,047,231	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	0.30%		09/25/2036	1,617,743
2,047,231	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	7.20	% (c)(d)	09/25/2036	418,062
2,533,520	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	2,551,541
835,089	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	810,965
720,257	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	693,615
5,801,747	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (c)(e)	01/25/2037	917,380
5,801,747	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.65%		01/25/2037	4,405,601
436,510	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	424,420
4,217,184	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,288,506
1,000,172	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	851,282
380,407	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.18	% (a)	08/25/2036	349,242
11,127,104	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		03/25/2036	10,727,932
204,290	Sequoia Mortgage Trust, Series 2013-9-AP	0.00	% (b)(f)	07/25/2043	192,806
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor)	0.79%		12/25/2035	7,822,549
2,868,804	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	2,873,094

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,106,669	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	2.66	% (a)	08/25/2035	2,346,147
1,848,238	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.02	% (a)	12/25/2035	1,766,700
963,302	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	2.71	% (a)	10/25/2037	874,212
3,554,423	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	0.46%		07/25/2046	3,171,430
3,736,081	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	0.48%		07/25/2046	3,050,266
7,358,867	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	0.52%		08/25/2036	7,175,174
6,941,627	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	0.29%		09/25/2047	6,700,677
4,500,000	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		11/25/2037	4,281,103
15,649,161	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29	% (b)	03/25/2037	12,928,722
182,729	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	2.11	% (a)	09/25/2037	184,632
1,800,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21	% (h)	09/25/2022	1,803,026
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	3.97	% (b)(h)	09/25/2024	4,244,568
4,850,254	VCAT Asset Securitization LLC, Series 2021-NPL6-A1	1.92	% (b)(h)	09/25/2051	4,775,086
4,844,344	VCAT LLC, Series 2021-NPL5-A1	1.87	% (b)(h)	08/25/2051	4,781,333
1,492,034	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(b)	03/25/2049	1,507,697
647,795	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93	% (a)(b)	07/25/2049	650,574
2,813,221	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30	% (a)(b)	07/25/2049	2,825,158
1,611,136	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69	% (a)(b)	02/25/2050	1,605,155
1,722,115	Velocity Commercial Capital Loan Trust, Series 2021-1-M3	2.57	% (a)(b)	05/25/2051	1,678,316
4,402,801	Velocity Commercial Capital Loan Trust, Series 2021-1-M4	2.85	% (a)(b)	05/25/2051	4,291,593
3,782,366	Velocity Commercial Capital Loan Trust, Series 2021-2-M4	3.08	% (a)(b)	08/25/2051	3,698,069
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62	% (a)(b)	01/25/2060	2,211,856
7,496,004	Verus Securitization Trust, Series 2020-4-A1	1.50	% (b)(h)	05/25/2065	7,486,219
1,169,244	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (b)(h)	08/25/2050	1,172,207
6,685,000	Verus Securitization Trust, Series 2021-6-B1	4.05	% (a)(b)	10/25/2066	6,622,966
2,073,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(b)	02/25/2064	2,066,644
4,894,390	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(h)	04/25/2051	4,869,955
12,918,095	VOLT LLC, Series 2021-NPL8-A1	2.12	% (b)(h)	04/25/2051	12,875,907
11,334,042	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	2.59	% (a)	01/25/2037	11,366,015
8,329,026	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7-3A1	2.97	% (a)	07/25/2037	8,483,383
1,135,735	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,170,377
2,945,192	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	2,636,106

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,309,573	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.04%		09/25/2046	6,929,580
2,119,876	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,113,979
121,649	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	122,085
612,742	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	621,015
555,605	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.79	% (a)	04/25/2036	544,420
3,092,981	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	3,045,919
8,000,000	ZH Trust, Series 2021-2-A	2.35	% (b)	10/17/2027	7,997,832
2,000,000	ZH Trust, Series 2021-2-B	3.51	% (b)	10/17/2027	1,930,288

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $926,791,380)					884,643,083

Short Term Investments - 6.1%
19,471,327	First American Government Obligations Fund - Class U	0.03	% (g)		19,471,327
19,469,634	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (g)		19,469,634
19,469,633	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (g)		19,469,633

Total Short Term Investments (Cost $58,410,594)					58,410,594

Total Investments - 99.8% (Cost $993,160,497)					950,992,787
Other Assets in Excess of Liabilities - 0.2%					1,675,346

NET ASSETS - 100.0%					$952,668,133

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)	Interest only security

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Principal only security

(g)	Seven-day yield as of period end

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(i)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(j)	Value determined using significant unobservable inputs.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	92.9%
Short Term Investments	6.1%
Non-Agency Commercial Mortgage Backed Obligations	0.5%
Collateralized Loan Obligations	0.2%
Asset Backed Obligations	0.1%
Other Assets and Liabilities	0.2%

100.0%

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$58,410,594

Total Level 1	58,410,594
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	884,139,248
Non-Agency Commercial Mortgage Backed Obligations	4,381,240
Collateralized Loan Obligations	2,459,643
Asset Backed Obligations	931,541

Total Level 2	891,911,672
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	503,835
Non-Agency Commercial Mortgage Backed Obligations	166,686

Total Level 3	670,521

Total	$950,992,787

See the Schedule of Investments for further disaggregation of investment categories.